Stock-Based Compensation Expense (Details) - Schedule of stock option	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Schedule of stock option [Abstract]
Number of shares, outstanding at beginning balance	6,971,301
Weighted-average exercise price, outstanding at beginning balance (in Dollars per share) | $ / shares	$ 0.2
Weighted-average remaining contractual, outstanding at beginning balance	7 years
Aggregate intrinsic value, outstanding at beginning balance (in Dollars) | $	$ 1,399,827
Number of shares, vested and expected to vest at beginning balance	10,892,738
Weighted-average exercise price, vested and expected to vest at beginning balance (in Dollars per share) | $ / shares	$ 0.54
Weighted-average remaining contractual, vested and expected to vest at beginning balance	7 years
Aggregate intrinsic value, vested and expected to vest at beginning balance (in Dollars) | $	$ 5,860,120
Number of shares, vested and exercisable at beginning balance	5,978,428
Weighted-average exercise price, Vested and exercisable at beginning balance (in Dollars per share) | $ / shares	$ 0.2
Weighted-average remaining contractual, vested and exercisable at beginning balance	7 years 10 days
Aggregate intrinsic value, vested and exercisable at beginning balance (in Dollars) | $	$ 406,094
Number of shares, granted	2,926,473
Weighted-average exercise price, granted (in Dollars per share) | $ / shares	$ 3.2
Number of shares, exercised	(41,416)
Weighted-average exercise price, exercised (in Dollars per share) | $ / shares	$ 0.23
Aggregate intrinsic value, exercised	109,902
Number of shares, cancelled/forfeited	(1,086,664)
Weighted-average exercise price, cancelled/forfeited (in Dollars per share) | $ / shares	$ 0.2
Number of shares, outstanding at ending balance	8,769,694
Weighted-average exercise price, outstanding at ending balance (in Dollars per share) | $ / shares	$ 1.2
Weighted-average remaining contractual, outstanding at ending balance	7 years 1 month 24 days
Aggregate intrinsic value, outstanding at ending balance (in Dollars) | $	$ 15,746,916
Number of shares,vested and expected to vest at ending balance	8,769,694
Weighted-average exercise price, vested and expected to vest at ending balance (in Dollars per share) | $ / shares	$ 1.2
Weighted-average remaining contractual, vested and expected to vest at ending balance	7 years 1 month 24 days
Aggregate intrinsic value, vested and expected to vest at ending balance (in Dollars) | $	$ 15,746,916
Number of shares, vested and exercisable at ending balance	5,645,763
Weighted-average exercise price, Vested and exercisable at ending balance (in Dollars per share) | $ / shares	$ 0.27
Weighted-average remaining contractual, vested and exercisable at ending balance	5 years 11 months 8 days
Aggregate intrinsic value, vested and exercisable at ending balance (in Dollars) | $	$ 14,967,973